Background (Details Narrative)	1 Months Ended	6 Months Ended
	Apr. 30, 2017 USD ($)	Jun. 30, 2017 USD ($) Number $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
Common Stock, Shares Issued		103,097,783	71,153,300	71,133,300
Ownership percentage		66.00%
Cash payment | $		$ 315,000
Investment banker fee | $		$ 50,000
Common stock, share authorised		500,000,000	500,000,000	500,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share outstanding		103,097,783	71,153,300	71,133,300
Oncolix [Member]
Exchange ratio		20:1
Number of share | Number		20
AEPP [Member]
Common stock, share authorised		103,536,703
Common stock, par value | $ / shares		$ 0.0001
Common stock, share outstanding		71,770,200
Preferred Stock, share authorised		62,138,680
Preferred Stock, par value | $ / shares		$ 0.0001
Number of share | Number		20
AEPP [Member] | Oncolix [Member]
Common stock purchase price | $	$ 365,000